Shareholder Report, Holdings (Details)	Dec. 31, 2025
Schwab Prime Advantage Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
Schwab Prime Advantage Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Prime Advantage Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Prime Advantage Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Prime Advantage Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Schwab Prime Advantage Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Prime Advantage Money Fund - Investor Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Schwab Prime Advantage Money Fund - Investor Shares | Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Schwab Prime Advantage Money Fund - Investor Shares | Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Schwab Prime Advantage Money Fund - Investor Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Prime Advantage Money Fund - Investor Shares | Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Schwab Prime Advantage Money Fund - Investor Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Prime Advantage Money Fund - Investor Shares | Non-Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
Schwab Prime Advantage Money Fund - Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Prime Advantage Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
Schwab Prime Advantage Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Prime Advantage Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Prime Advantage Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Prime Advantage Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Schwab Prime Advantage Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Schwab Prime Advantage Money Fund - Ultra Shares | Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Schwab Prime Advantage Money Fund - Ultra Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Prime Advantage Money Fund - Ultra Shares | Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Schwab Prime Advantage Money Fund - Ultra Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Prime Advantage Money Fund - Ultra Shares | Non-Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Government Money Fund - Sweep Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	73.30%
Schwab Government Money Fund - Sweep Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Government Money Fund - Sweep Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab Government Money Fund - Sweep Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Government Money Fund - Sweep Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab Government Money Fund - Sweep Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Schwab Government Money Fund - Sweep Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
Schwab Government Money Fund - Sweep Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Sweep Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab Government Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	73.30%
Schwab Government Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Government Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab Government Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Government Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab Government Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Schwab Government Money Fund - Investor Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
Schwab Government Money Fund - Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab Government Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	73.30%
Schwab Government Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Government Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab Government Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Government Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab Government Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Schwab Government Money Fund - Ultra Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
Schwab Government Money Fund - Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab U.S. Treasury Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Schwab U.S. Treasury Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Schwab U.S. Treasury Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Schwab U.S. Treasury Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab U.S. Treasury Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Schwab U.S. Treasury Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab U.S. Treasury Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab U.S. Treasury Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Schwab U.S. Treasury Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Schwab U.S. Treasury Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Schwab U.S. Treasury Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab U.S. Treasury Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Schwab U.S. Treasury Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab U.S. Treasury Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Treasury Obligations Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%
Schwab Treasury Obligations Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Treasury Obligations Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Treasury Obligations Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Treasury Obligations Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Treasury Obligations Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Schwab Treasury Obligations Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Schwab Treasury Obligations Money Fund - Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Schwab Treasury Obligations Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
Schwab Treasury Obligations Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%
Schwab Treasury Obligations Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Treasury Obligations Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Treasury Obligations Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Treasury Obligations Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Treasury Obligations Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Schwab Treasury Obligations Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Schwab Treasury Obligations Money Fund - Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Schwab Treasury Obligations Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
Schwab Retirement Government Money Fund | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	73.20%
Schwab Retirement Government Money Fund | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Schwab Retirement Government Money Fund | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Schwab Retirement Government Money Fund | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab Retirement Government Money Fund | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Retirement Government Money Fund | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab Retirement Government Money Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
Schwab Retirement Government Money Fund | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
Schwab Retirement Government Money Fund | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Schwab Retirement Government Money Fund | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
Schwab Retirement Government Money Fund | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Retirement Government Money Fund | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	72.80%
Schwab Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Schwab Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Municipal Money Fund - Investor Shares | Multiple States
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Municipal Money Fund - Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	22.30%
Schwab Municipal Money Fund - Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	12.20%
Schwab Municipal Money Fund - Investor Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Municipal Money Fund - Investor Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Municipal Money Fund - Investor Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
Schwab Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Schwab Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Schwab Municipal Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	72.80%
Schwab Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Schwab Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Municipal Money Fund - Ultra Shares | Multiple States
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Municipal Money Fund - Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	22.30%
Schwab Municipal Money Fund - Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	12.20%
Schwab Municipal Money Fund - Ultra Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Municipal Money Fund - Ultra Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
Schwab Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Schwab Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Schwab Municipal Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab AMT Tax-Free Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	72.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab AMT Tax-Free Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab AMT Tax-Free Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Schwab AMT Tax-Free Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab AMT Tax-Free Money Fund - Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	21.30%
Schwab AMT Tax-Free Money Fund - Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	13.70%
Schwab AMT Tax-Free Money Fund - Investor Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab AMT Tax-Free Money Fund - Investor Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab AMT Tax-Free Money Fund - Investor Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
Schwab AMT Tax-Free Money Fund - Investor Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
Schwab AMT Tax-Free Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Schwab AMT Tax-Free Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab AMT Tax-Free Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab AMT Tax-Free Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	72.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab AMT Tax-Free Money Fund - Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	21.30%
Schwab AMT Tax-Free Money Fund - Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	13.70%
Schwab AMT Tax-Free Money Fund - Ultra Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab AMT Tax-Free Money Fund - Ultra Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab AMT Tax-Free Money Fund - Ultra Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab California Municipal Money Fund, Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab California Municipal Money Fund, Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab California Municipal Money Fund, Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Schwab California Municipal Money Fund, Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Schwab California Municipal Money Fund, Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Schwab California Municipal Money Fund, Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab California Municipal Money Fund, Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Schwab California Municipal Money Fund, Investor Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
Schwab California Municipal Money Fund, Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Schwab California Municipal Money Fund, Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Schwab California Municipal Money Fund, Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab California Municipal Money Fund, Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab California Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab California Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab California Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Schwab California Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Schwab California Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Schwab California Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab California Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Schwab California Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
Schwab California Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Schwab California Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Schwab California Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab California Municipal Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab New York Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Schwab New York Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab New York Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab New York Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab New York Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab New York Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab New York Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Schwab New York Municipal Money Fund - Investor Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Schwab New York Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab New York Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Schwab New York Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab New York Municipal Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab New York Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Schwab New York Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab New York Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab New York Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab New York Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab New York Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab New York Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Schwab New York Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Schwab New York Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab New York Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Schwab New York Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab New York Municipal Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%